Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the tax charge
Net income before income tax expense	$ 98,137	$ 94,614	$ 82,631
Net (income) loss not subject to taxes	(205,363)	(138,951)	7,563
Net (loss) income subject to taxes	(107,226)	(44,337)	90,194
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(30,548)	(14,115)	25,089
Adjustments to valuation allowances and uncertain tax position	25,361	19,980	(25,704)
Permanent and currency differences	(2,540)	(4,195)	1,309
Change in tax rate	8,508	0	0
Tax expense charge related to the current year	$ 781	$ 1,670	$ 694